LEASES - Changes in lease liabilities (Details) - BRL (R$) R$ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Lessee, Operating Leases, Changes in Lease Libilities [Line Items]
Opening Balance	R$ 6,972,915	R$ 6,243,782
Additions	767,736	744,226
Write-offs (2)	(605)	(3,102)
Payments	(1,059,908)	(1,325,398)
Accrual of financial charges (1)	547,497	700,283
Exchange rate variations	(381,893)	613,124
Closing Balance	6,845,742	6,972,915
Current	846,668	872,228
Non-current	5,999,074	6,100,687
Leased Land | Biological assets [domain]
Lessee, Operating Leases, Changes in Lease Libilities [Line Items]
Operating Leases, Capitalized Interest	R$ 200,177	R$ 223,055